Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Revenue	$ 44,288	$ 43,129	$ 35,740
Other income	393	247	662
Expenses excluding net finance costs	(28,022)	(27,527)	(24,120)
(Loss)/profit from equity accounted investments, related impairments and expenses	(546)	147	272
Profit from operations	16,113	15,996	12,554
Financial expenses	(1,510)	(1,567)	(1,560)
Financial income	446	322	143
Net finance costs	(1,064)	(1,245)	(1,417)
Profit before taxation	15,049	14,751	11,137
Income tax expense	(5,335)	(6,879)	(4,276)
Royalty-related taxation (net of income tax benefit)	(194)	(128)	(167)
Total taxation expense	(5,529)	(7,007)	(4,443)
Profit after taxation from Continuing operations	9,520	7,744	6,694
Discontinued operations
Loss after taxation from Discontinued operations	(335)	(2,921)	(472)
Profit after taxation	9,185	4,823	6,222
Attributable to non-controlling interests	879	1,118	332
Attributable to BHP shareholders	$ 8,306	$ 3,705	$ 5,890
Basic earnings per ordinary share (cents)	$ 1.603	$ 0.696	$ 1.107
Diluted earnings per ordinary share (cents)	1.599	0.694	1.104
Basic earnings from Continuing operations per ordinary share (cents)	1.669	1.250	1.198
Diluted earnings from Continuing operations per ordinary share (cents)	$ 1.665	$ 1.246	$ 1.195